9. Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Income tax expense
	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Current income tax
Income tax charge for the year	(4,830,128)	(9,469,106)	(11,553,747)
Adjustment related to current income tax for the prior year	20,789	37,983	(11,068)

Deferred income tax
Related to the net variation in temporary differences	(308,636)	1,609,517	(2,266,568)
Income tax	(5,117,975)	(7,821,606)	(13,831,383)

Income tax charged to other comprehensive income
	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Income tax for the year related to items charged or credited directly to equity
Deferred income tax income (expense)	(1,967)	15,742	277,416
Income tax credited charged to other comprehensive income	(1,967)	15,742	277,416

Income tax reported in the consolidated statement of income
	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Income before income tax from continuing operations	12,075,913	19,612,546	49,244,167
Income before income tax from discontinued operations	-	-	688,630
Income before income tax	12,075,913	19,612,546	49,932,797

At statutory income tax rate of 30%	(3,622,774)	(5,883,765)	(14,979,839)
Share of the profit of associates	(6,706)	238,468	(31,738)
Adjustment related to current income tax for the prior year	20,789	37,983	(11,068)
Effect related to statutory income tax rate change	631,781	111,766	384,451
IFRIC 23 effect	19,783	86,791	-
Effect related to the discount of income tax payable	197,621	(762,741)	1,528,155
Loss on net monetary position	(2,496,932)	(1,252,741)	(824,503)
Business combination tax effects	-	(265,426)	-
Others	138,463	(131,941)	(7,078)
	(5,117,975)	(7,821,606)	(13,941,620)
Income tax attributable to continuing operations	(5,117,975)	(7,821,606)	(13,831,383)
Income tax attributable to discontinued operations	-	-	(110,237)
	(5,117,975)	(7,821,606)	(13,941,620)

Deferred income tax assets and liabilities
	Consolidated statement of financial position		Consolidated statement of income from continuing operations and statement of other comprehensive income
	12-31-2020	12-31-2019	2020	2019	2018
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	3,239	4,886	(1,647)	3,531	20,564
Other financial assets	(391)	(374,950)	374,559	(69,139)	(184,564)
Employee benefit liability	110,005	108,942	1,063	17,923	(8,625)
Provisions and others	(293,024)	62,041	(355,065)	38,955	(91,187)
Investments in associates	(1,081,467)	(1,042,573)	(38,894)	(168,046)	(257,415)
Property, plant and equipment - Material & spare parts - Intangible assets	(5,381,990)	(6,228,344)	846,354	1,064,535	(1,101,428)
Deferred tax income	(2,633,929)	(2,867,158)	233,229	947,039	(2,499,963)
Tax loss carry-forward	2,401,868	2,251,545	150,323	295,767	1,856,050
Tax inflation adjustment - Asset	186,962	611,466	(424,504)	611,466	-
Tax inflation adjustment - Liability	(2,212,793)	(1,116,772)	(1,096,021)	(1,116,772)	-
Deferred income tax (expense) income			(310,603)	1,625,259	(2,266,568)
Deferred income tax liabilities, net	(8,901,520)	(8,590,917)

Tax loss carry-forward in its subsidiaries
	Expiration year
	2021	2022	2023	2024	2025	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

CP Achiras S.A.U.	146	9,932	280,241	148,430	42,753	481,502
CP La Castellana S.A.U.	313	22,742	576,312	261,217	15,029	875,613
CPR Energy Solutions S.A.U.	-	4	1,153	61,618	9,707	72,482
CP Manque S.A.U.	-	-	-	69,620	177,671	247,291
CP Los Olivos S.A.U.	-	-	-	3,220	39,564	42,784
Vientos La Genoveva I S.A.U.	-	-	1,734	45,201	390,850	437,785
Vientos La Genoveva II S.A.U.	-	-	49,888	156,775	53	206,716
CP Renovables S.A.	-	-	-	-	34,942	34,942
Proener S.A.U.	14	24	57	120	2,538	2,753
	473	32,702	909,385	746,201	713,107	2,401,868